ALLEGIANT ADVANTAGE FUND

                         INSTITUTIONAL MONEY MARKET FUND

                                 Advisor Shares
                              Institutional Shares

     Supplement dated June 27, 2008 to the Prospectus dated October 1, 2007

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.


EFFECTIVE JUNE 27, 2008, THE INSTITUTIONAL MONEY MARKET FUND IS CLARIFYING ITS INVESTMENT POLICY REGARDING ELIGIBLE SECURITIES. AS A RESULT OF THIS CHANGE, THE SECOND PARAGRAPH UNDER "Principal Investment Strategies" ON PAGE 2 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE






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



                            ALLEGIANT ADVANTAGE FUND

                         INSTITUTIONAL MONEY MARKET FUND


          Supplement dated June 27, 2008 to the Statement of Additional
                       Information dated October 1, 2007.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

EFFECTIVE MAY 13, 2008, JOHN KERNAN WAS NAMED TREASURER OF THE FUND AND PATRICK GLAZAR WAS NAMED ASSISTANT TREASURER OF THE FUND.

EFFECTIVE JUNE 27, 2008, THE INSTITUTIONAL MONEY MARKET FUND IS CLARIFYING ITS INVESTMENT POLICY REGARDING ELIGIBLE SECURITIES. AS A RESULT OF THIS CHANGE, THE FIRST PARAGRAPH UNDER "Eligible Securities" ON PAGE 4 OF THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

The Fund may purchase "eligible securities" (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated at time of purchase by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or the only NRSRO which has issued a rating) in the highest rating category for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. Securities issued by a money market fund and securities issued by the U.S. government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Fund of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or Trust procedures.

THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "Money Market Instruments" ON PAGE 12 OF THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-1" by S&P, "Prime-1" by Moody's, "F1" by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE








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